SHARE CAPITAL (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Warrant outstanding	1,991,684,552	1,939,666,008
Preferred stock shares authorized	10,000,000	10,000,000
Common Share Or Warrants Member | Private Placement Member
Number of common stock sold	43,375,000	54,985,000
Warrant outstanding	275,795,000
Weighted average exercise price	$ 0.02
Weighted average contract life	2 years 4 months 17 days
Proceeds from sale of common stock	$ 402,500	$ 542,850
Aggregate intrinsic value	$ 0
Class A Preferred Stock Member
Preferred stock shares authorized	10,000,000
Common Share Or Warrants Member | Compensation for services
Issue of common stock	5,650,000	1,200,000
Fair value of share issued	$ 54,000	$ 12,000